Annual Fund Operating Expenses - BlackRock Bond Income Portfolio	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.39%
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.64%
Class E
Operating Expenses:
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.54%